Share capital (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share capital
Par value per shares	€ 1	€ 1
Number of shares authorised	1,200	1,200	1,200
Authorised capital	€ 1,200	€ 1,200	€ 1,200
Number of shares issued and fully paid	1,200	1,200	1,200
Issued capital	€ 1,200	€ 1,200	€ 1,200